    As filed with the Securities and Exchange Commission on February 9, 2005
                                                        Registration No. 2-86083
                                                                       811-03831


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Post-Effective Amendment No. 26                  [ X ]


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 23                          [ X ]


                          NYLIAC MFA SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                  Depositor's Telephone Number: (212) 576-7000
                             Judy R. Bartlett, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)
                                    Copy to:


Richard Choi, Esq.                           Sheila K. Davidson, Esq.
Foley & Lardner                              Senior Vice President
3000 K Street, N.W.                          and General Counsel
Suite 500                                    New York Life Insurance Company
Washington, D.C.  20007-5109                 51 Madison Avenue
                                             New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]      on _________________ pursuant to paragraph (b) of Rule 485.



[X]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]      on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
         Units of interest in a separate account under variable annuity contracts.

                                EXPLANATORY NOTE



     This Post-Effective Amendment is being filed pursuant to Rule 485(a) solely for the purpose of adding certain information in accordance with item 7(e) of Form N-4 as set forth in the Registrant's Prospectus for Facilitator Multi-Funded Retirement Annuity Policies included herein. This amendment incorporates by reference the Registrant's Statement of Additional Information as filed with the Securities Exchange Commission in Post Effective Amendment No. 25 as filed on April 5, 2004.




     The Registrant will file another Post-Effective Amendment to become effective on or about April 11, 2005, pursuant to Rule 485(b) to bring the financial statements up to date and to make any other changes to the registration statement that are permissible under Rule 485(b) and that the Registrant deems appropriate.

                          PROSPECTUS DATED MAY 1, 2005


                         NYLIAC MFA SEPARATE ACCOUNT I
                         NYLIAC MFA SEPARATE ACCOUNT II
                                   PROSPECTUS
                                    FOR THE

                                FACILITATOR(R)*

                    MULTI-FUNDED RETIREMENT ANNUITY POLICIES
                                   ISSUED BY
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010

     This prospectus describes the multi-funded retirement annuity policies which New York Life Insurance and Annuity Corporation ("NYLIAC") issues. We designed the policies primarily to assist individuals with their long-term retirement planning needs.

     This prospectus describes two types of policies: a single premium policy and a flexible premium policy. We have discontinued sales of both types of policies. However, we will still accept purchase payments under outstanding policies. We will allocate purchase payments to NYLIAC MFA Separate Account I for both types of policies issued under plans that qualify for special federal income tax treatment. We will allocate purchase payments to the NYLIAC MFA Separate Account II for both types of policies issued under plans that do not qualify for special federal income tax treatment.

     Prior to the date your income payments begin, you may direct that purchase payments accumulate on a variable, fixed, or a combination variable and fixed basis. When you decide to start receiving income payments from a policy issued in connection with an employee plan that qualifies for special federal income tax treatment, you may receive them on a variable, fixed, or a combination variable and fixed basis. For a policy that is not issued in connection with an employee retirement plan for special federal income tax treatment, you may receive income payments on a fixed basis, and on a variable or a combination variable and fixed basis subject to state filing and review. You also have significant flexibility in determining the frequency and amount of each purchase payment and the date income payments begin. You can withdraw money from your policy before income payments begin. In certain circumstances, withdrawals may be subject to a surrender charge and tax penalty.

     Both separate accounts invest their assets in shares of the MainStay VP Series Fund, Inc. (the "Fund"). The Fund offers three separate portfolios available for investment under your policy: the MainStay VP Common Stock-Initial Class Portfolio, the MainStay VP Bond-Initial Class Portfolio, and the MainStay VP Cash Management Portfolio (the "Eligible Portfolios" or the "Portfolios"). Each Investment Division of the separate accounts invests in shares of a corresponding fund portfolio. Your policy's value will vary in accordance with the investment performance of the Portfolios you select. You also bear the entire investment risk for any amounts allocated to the separate accounts.


     You should read this prospectus carefully and keep it for future reference. To learn more about the policies, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents for the SAI appears at the end of this prospectus. For a free copy of the SAI, you should call the Service Center that services your policy. We have listed the phone numbers for our Service Centers on page 10 of this prospectus.


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    *FACILITATOR(R) IS NYLIAC'S REGISTERED SERVICE MARK FOR THE POLICIES AND IS
                       NOT MEANT TO CONNOTE PERFORMANCE.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
POLICY OWNER AND FUND EXPENSES.........    4
QUESTIONS AND ANSWERS ABOUT THE
  FACILITATOR..........................    6
HOW DO I CONTACT NYLIAC?...............   10
FINANCIAL STATEMENTS...................   11
CONDENSED FINANCIAL INFORMATION........   12
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.............................   16
  New York Life Insurance and Annuity
     Corporation.......................   16
  The Separate Accounts................   16
  The Portfolios.......................   16
  Additions, Deletions, or
     Substitutions of Investments......   17
  Reinvestment.........................   17
THE POLICIES...........................   17
  Purpose of Policies..................   17
  Purchase Payments....................   18
  Payments Returned for Insufficient
     Funds.............................   18
  Total Disability Benefit Rider.......   18
  Transfers............................   18
     (a) Limits on Transfers...........   19
  Accumulation Period..................   19
     (a) Crediting of Purchase
            Payments...................   19
     (b) Valuation of Accumulation
            Units......................   20
  Policy Owner Inquiries...............   20
CHARGES AND DEDUCTIONS.................   20
  Surrender Charges....................   20
  Exceptions to Surrender Charges......   21
  Other Charges........................   22
     (a) Mortality and Expense Risk
            Charges....................   22
     (b) Administration Fee............   22
     (c) Policy Service Charge.........   22
     (d) Fund Charges..................   22
  Taxes................................   22



                                         PAGE
                                         ----
DISTRIBUTIONS UNDER THE POLICY.........   23
  Surrenders and Withdrawals...........   23
     (a) Surrenders....................   23
     (b) Partial Withdrawals...........   23
     (c) Periodic Partial
         Withdrawals...................   23
     (d) Hardship Withdrawals..........   24
  Cancellations........................   24
  Retirement Date......................   24
  Death Before Retirement Date.........   24
  Income Payments......................   25
     (a) Election of Income Payment
            Options....................   25
     (b) Fixed Income Payments.........   25
     (c) Other Methods of Payment......   26
     (d) Proof of Survivorship.........   26
  Delay of Payments....................   26
  Designation of Beneficiary...........   26
  Restrictions Under the Texas Optional
     Retirement Program................   27
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   27
THE FIXED ACCOUNT......................   27
     (a) Interest Crediting............   27
     (b) Surrender Charges.............   28
     (c) Transfers to Investment
            Divisions..................   28
     (d) General Matters...............   28
FEDERAL TAX MATTERS....................   28
  Introduction.........................   28
  Taxation of Annuities in General.....   29
  Qualified Policies...................   20
     (a) Section 403(b) Plans..........   30
     (b) Individual Retirement
            Annuities..................   30
     (c) Roth Individual Retirement
            Annuities..................   30
     (d) Deferred Compensation Plans...   30
DISTRIBUTOR OF THE POLICIES............   30
VOTING RIGHTS..........................   30
STATEMENT OF ADDITIONAL INFORMATION....   32

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit used to calculate the value of a policy prior to the date Income Payments begin. Each Investment Division of the Separate Accounts has a distinct Accumulation Unit value.

ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account(s) and the Fixed Account.

ANNUITANT--A person whose life determines the duration of Income Payments involving life contingencies, and upon whose death, prior to the date Income Payments are to begin, we pay benefits under the policy.

ANNUITY UNIT--An accounting unit we use to calculate Variable Income Payments.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy. In the event a Beneficiary is not designated, you or your estate is the Beneficiary.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Accounts.

FIXED INCOME PAYMENTS--Income Payments having a guaranteed amount.

INCOME PAYMENTS--Periodic payments NYLIAC makes to the Payee.

INVESTMENT DIVISION ("DIVISION")--The variable investment options available with your policy. There will be a separate Investment Division in each Separate Account for single and flexible premium policies corresponding to each Eligible Portfolio. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYEE--The person designated to receive payments under an Income Payment option. The Payee may be you, the Annuitant, a Beneficiary or any person you designate.

POLICY ANNIVERSARY--An anniversary of the Policy Date.

POLICY DATE--The date established when we issue your policy, from which subsequent Policy Years, months and anniversaries are measured.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

PURCHASE DATE--The Business Day on which we receive and credit a purchase payment under the policy.

QUALIFIED POLICIES--Policies issued under plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT(S)--NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II, the segregated asset accounts we established to receive and invest purchase payments under the policies.

VARIABLE INCOME PAYMENTS--Income Payments that have no predetermined or guaranteed dollar amount.

                         POLICY OWNER AND FUND EXPENSES
                          NYLIAC MFA SEPARATE ACCOUNTS

                           FLEXIBLE PREMIUM POLICIES
 (SALES OF FLEXIBLE PREMIUM POLICIES WERE DISCONTINUED AS OF SEPTEMBER 1, 1989)

                                                               MAINSTAY VP
                                                                 COMMON           MAINSTAY VP       MAINSTAY VP
                                                                 STOCK-              BOND-             CASH
                                                              INITIAL CLASS      INITIAL CLASS      MANAGEMENT
                                                              -------------      -------------      -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
     (as a % of amount withdrawn)...........................         7%                 7%                7%
  Annual Policy Service Charge..............................  Lesser of $30 Per Policy
                                                              or 1% of the Policy's Value.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
     Mortality and Expense Risk Fees........................     1.25%             1.25%           1.25%
     Administration Fees....................................     0.50%             0.50%           0.50%
     Total Separate Account Annual Expenses.................     1.75%             1.75%           1.75%
MAINSTAY VP SERIES FUND ANNUAL EXPENSES
  (as a % of average account value for the fiscal year ended December 31, 2003)
     Advisory Fees..........................................     0.25%             0.25%           0.25%
     Administration Fees....................................     0.20%             0.20%           0.20%
     Other Expenses.........................................     0.07%             0.09%           0.10%
     Total Fund Annual Expenses.............................     0.52%             0.54%           0.55%

------------
(a) The sales load percentage declines from 7% in the first four Policy Years to 1% in the tenth Policy Year with no charge after the tenth Policy Year. (See "Surrender Charges")

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Accounts and the Funds. However, the table does not reflect optional charges under the policy, such as the charge for the Total Disability Benefit Rider, which will vary based on a number of factors. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table see Charges and Deductions on page 20 and the Fund prospectus which accompanies this prospectus. We may deduct premium taxes from some policies, where premium taxes are imposed by state law.

     A policy owner would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:

                                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                       ------   -------   -------   --------
           MainStay VP Common Stock-Initial Class....................  $1,047   $1,758    $2,384     $3,731
           MainStay VP Bond-Initial Class............................  $1,049   $1,763    $2,393     $3,749
           MainStay VP Cash Management...............................  $1,050   $1,766    $2,398     $3,758

        2. If you do not surrender or annuitize your policy:

                                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                       ------   -------   -------   --------
           MainStay VP Common Stock-Initial Class....................  $  335   $1,023    $1,733     $3,613
           MainStay VP Bond-Initial Class............................  $  337   $1,029    $1,743     $3,632
           MainStay VP Cash Management...............................  $  338   $1,032    $1,748     $3,641

YOU SHOULD NOT CONSIDER THESE EXAMPLES TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT YOU PAY MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         POLICY OWNER AND FUND EXPENSES
                          NYLIAC MFA SEPARATE ACCOUNTS

                            SINGLE PREMIUM POLICIES
  (SALES OF SINGLE PREMIUM POLICIES WERE DISCONTINUED AS OF DECEMBER 19, 1994)

                                                               MAINSTAY VP      MAINSTAY VP    MAINSTAY VP
                                                              GROWTH EQUITY-       BOND-          CASH
                                                              INITIAL CLASS    INITIAL CLASS   MANAGEMENT
                                                              --------------   -------------   -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
     (as a % of Policy Value withdrawn).....................         7%               7%             7%

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
     Mortality and Expense Risk Fees........................      1.25%           1.25%        1.25%
     Total Separate Account Annual Expenses.................      1.25%           1.25%        1.25%
MAINSTAY VP SERIES FUND ANNUAL EXPENSES
  (as a % of average account value for the fiscal year ended
     December 31, 2003)
     Advisory Fees..........................................      0.25%           0.25%        0.25%
     Administration Fees....................................      0.20%           0.20%        0.20%
     Other Expenses.........................................      0.07%           0.09%        0.10%
     Total Fund Annual Expenses.............................      0.52%           0.54%        0.55%

------------
(a) The sales load is based on the length of the time each purchase payment is in the policy before it is withdrawn. The sales load percentage declines from 7% during the first Policy Year that a purchase payment is in the policy to 1% in the seventh Policy Year. There are a number of exceptions to the surrender charges, including, that there is no surrender charge if the amount withdrawn in any Policy Year is 10% or less of the policy's value at the beginning of that Policy Year. (See "Exceptions to Surrender Charges")

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. However, the table does not reflect optional charges under the policy. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table see Charges and Deductions on page 20 and the Fund prospectus which accompanies this prospectus. We may deduct premium taxes from some policies, where premium taxes are imposed by state law.

EXAMPLES

     A policy owner would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the applicable time period:

                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           MainStay VP Common Stock-Initial Class......................   $904    $1,111    $1,318     $2,098
           MainStay VP Bond-Initial Class..............................   $906    $1,117    $1,328     $2,119
           MainStay VP Cash Management.................................   $907    $1,120    $1,333     $2,130

     2. If you do not surrender or annuitize your policy:

                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           MainStay VP Common Stock-Initial Class......................   $181    $  562    $  967     $2,098
           MainStay VP Bond-Initial Class..............................   $183    $  568    $  977     $2,119
           MainStay VP Cash Management.................................   $185    $  571    $  983     $2,130

YOU SHOULD NOT CONSIDER THESE EXAMPLES TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT YOU PAY MAY BE GREATER OR LESS THAN THOSE SHOWN.

                 QUESTIONS AND ANSWERS ABOUT THE FACILITATOR(R)

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT THE FACILITATOR. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

     1. WHAT IS THE FACILITATOR?

     Facilitator is the name of the Multi-Funded Retirement Annuity policies offered by NYLIAC. These policies may be either single premium or flexible premium policies. (See "The Policies"). Depending upon the type of policy (single premium or flexible premium) and its purpose (Qualified or Non-Qualified), you may allocate purchase payments to one or more of the Investment Divisions of each of the Separate Accounts and the Fixed Account. The Separate Accounts in turn invest in shares of the Fund. The policy's value will fluctuate according to the performance of the Investment Divisions selected.

     2. WHAT IS A RETIREMENT ANNUITY AND WHY MAY BENEFITS VARY?

     A retirement annuity provides payments for the life of an Annuitant (or an Annuitant and another person, the "Joint Annuitant") with a guaranteed number of Income Payments or for a set dollar amount. In this prospectus, we refer to annuity payments which remain the same throughout the payment period as "Fixed Income Payments" and annuity payments which vary as "Variable Income Payments." When you are scheduled to receive Variable Income Payments, we will use the policy's value to purchase Annuity Units in the Common Stock Investment Division. The amount of Variable Income Payments will increase or decrease according to the value of the Annuity Units which reflects the performance of that Common Stock Investment Division. Fixed Income Payments will always be the same specified amount. (See "Income Payments".)

     3. WHAT ARE THE AVAILABLE ALLOCATION ALTERNATIVES?

     You can allocate your purchase payments to one or more of the following Allocation Alternatives:

          (a) Separate Accounts

             Each of the Separate Accounts consists of three Investment Divisions for single premium policies and three for flexible premium policies.

             The Investment Divisions of the Separate Accounts invest exclusively in shares of the Fund. The Fund is a diversified, open-end management investment company. The three Investment Divisions and their corresponding Eligible Portfolios are as follows:

                                                                             CORRESPONDING
                      INVESTMENT DIVISION                                  ELIGIBLE PORTFOLIO
                      -------------------                    ----------------------------------------------
        MainStay VP Common Stock Division-Initial Class      MainStay VP Growth Equity Portfolio-Initial
                                                             Class
        MainStay VP Bond Division-Initial Class              MainStay VP Bond Portfolio-Initial Class
        MainStay VP Cash Management                          MainStay VP Cash Management Portfolio

             When you allocate a purchase payment to one of the Investment Divisions, the Separate Account will invest your payment exclusively in shares of the corresponding Eligible Portfolio of the Fund. For Non-Qualified Policies, the Common Stock Investment Division is not available in New York.

          (b) Fixed Account

             Purchase Payments allocated to the Fixed Account will reflect a fixed interest rate. (See "The Fixed Account")

     4. CAN AMOUNTS BE TRANSFERRED AMONG THE ALLOCATION ALTERNATIVES?

     You can transfer all or part of your Accumulation Unit value between Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the date Income Payments are scheduled to begin. The minimum amount you can transfer generally is $1,000 for single premium policies or $500 for flexible premium policies. We reserve the right to limit the number of transfers to no more than four in any one Policy Year. (See "Transfers")

     You may also make transfers from the Fixed Account to the Investment Divisions, but only in certain situations. (See "The Fixed Account")

     5. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     The policies are also subject to a daily charge for certain mortality and expense risks NYLIAC assumes. This charge is equal, on an annual basis, to 1.25% of the daily net asset value of the applicable Separate Account. (See "Other Charges")

     For single premium policies, there is no annual charge for policy services or daily charges for administrative services.

     For flexible premium policies, we will deduct an annual charge for policy services once each year on the Policy Anniversary if on that date the total cash value is below $10,000. This charge will be the lesser of $30 or 1% of the policy's value at the end of the Policy Year. In addition, we will deduct a daily charge for administrative services equal to .50%, on an annual basis, of the daily asset value of the applicable Separate Account. (See "Other Charges")

     We also impose a surrender charge on partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered. For single premium policies, we keep track of each purchase payment and assess a charge based on the length of time such payment is in your policy before it is withdrawn. You may make up to four additional purchase payments each Policy Year on a single premium policy. The surrender charge is 7% of the amount withdrawn or surrendered during the first Policy Year that a purchase payment is in your policy. The surrender charge declines 1% for each additional Policy Year that a purchase payment is in your policy, as shown in the following chart:

POLICY YEAR OF PURCHASE PAYMENT                               SURRENDER CHARGE
-------------------------------                               ----------------
1 ..........................................................         7%
2 ..........................................................         6%
3 ..........................................................         5%
4 ..........................................................         4%
5 ..........................................................         3%
6 ..........................................................         2%
7 ..........................................................         1%
8 and later.................................................         0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest purchase payment first (on a first-in, first-out basis).

     For flexible premium policies, the surrender charge is 7% of the amount withdrawn or surrendered during the first four Policy Years. The surrender charge declines 1% for each Policy Year until the tenth Policy Year. There is no charge after the tenth Policy Year, as shown in the following chart:

POLICY YEAR                                                   SURRENDER CHARGE
-----------                                                   ----------------
1-4 ........................................................         7%
5 ..........................................................         6%
6 ..........................................................         5%
7 ..........................................................         4%
8 ..........................................................         3%
9 ..........................................................         2%
10 .........................................................         1%
11 and later................................................         0%

(See "Surrender Charges" at page 20 and "Exceptions to Surrender Charges")

     Charges will also be deducted for options such as the Total Disability Benefit Rider.

     Finally, the value of the Fund shares reflects management fees, administration fees and other expenses deducted from the assets of the Fund. (See the Fund prospectus for details.)

     In no event will the aggregate service charge applied under the policy exceed eight and one half percent (8.5%) of the total Premium Payments.

     6. WHAT ARE THE MINIMUM AND MAXIMUM ADDITIONAL PURCHASE PAYMENTS?

     You can make additional purchase payments under a Non-Qualified or Qualified single premium policy of at least $2,000. We may limit additional purchase payments to four in any one Policy Year.

     For a flexible premium policy, you can make purchase payments of at least $40 each at any time. You have a choice of sending purchase payments directly to NYLIAC or through pre-authorized monthly deductions from bank checking accounts and employee payroll deductions. For Non-Qualified flexible premium policies, the maximum purchase payments we accept in each Policy Year (excluding any amounts for riders) is the greater of (a) twice the purchase payments scheduled to be paid in the first Policy Year, or (b) $7,500. In effect, you set the maximum payment when you apply for the policy. However, you cannot schedule total purchase payments for the first Policy Year that exceed $4,999.

     Purchase payments under Qualified flexible premium policies, and purchase payments and additional purchase payments under Qualified single premium policies, may not be more than the amount permitted by law for the plan.

     7. HOW ARE PURCHASE PAYMENTS ALLOCATED AMONG THE ALLOCATION ALTERNATIVES?

     When you make a purchase payment, you may allocate it to any of the Allocation Alternatives (except in New York where the MainStay VP Common Stock-Initial Class Investment Division is not available for Non-Qualified Policies.) You do not need to make allocations to each Allocation Alternative. You may also raise or lower the percentages (which must be in whole number percentages) that you allocate to each Allocation Alternative when you make a purchase payment. The minimum amount which you can allocate to any one Allocation Alternative is $1,000 for a single premium policy and $10 for a flexible premium policy.

     8. WHAT HAPPENS IF PURCHASE PAYMENTS FOR A FLEXIBLE PREMIUM POLICY ARE NOT MADE?

     If we do not receive a purchase payment for a period of two years and both
(a) the total purchase payments for the policy, less any partial withdrawals and any surrender charges, and (b) the policy's value, are less than $2,000, we reserve the right to terminate the policy. We will notify you in your annual report of our intention to exercise this right on the 90th day following that Policy Anniversary if we do not receive a purchase payment from you before the end of that 90-day period. If we terminate your policy, we will pay you the policy's value in one lump sum.

     9. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE MY INCOME PAYMENTS ARE SCHEDULED TO BEGIN?

     You may make withdrawals from your policy before your Income Payments are scheduled to begin and while the Annuitant is alive. Your withdrawal requests must be in a form that is acceptable to us. Under most circumstances, the minimum partial withdrawal is $100. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under the age of 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters")

     10. HOW WILL INCOME PAYMENTS BE MADE?

     Income Payments under Qualified Policies can be either variable, fixed, or a combination of both. Income Payments under Non-Qualified Policies can be received on a fixed basis and, subject to state filing and review, on a variable basis or a combination of both. In either case, you select the type of payments.

     Fixed Income Payments will always be in the same specified amount. The amount of Variable Income Payments will increase or decrease according to the performance of the MainStay VP Common Stock-Initial Class Investment Division. (See "Income Payments")

     11. WHAT IF THE ANNUITANT BECAME TOTALLY DISABLED?

     If you have a Total Disability Benefit rider included in your flexible premium policy, we will credit benefit amounts as purchase payments to your policy during the period of the Annuitant's total disability. There is an additional charge for this rider. (See "Total Disability Benefit Rider")

     12. WHAT HAPPENS IF THE ANNUITANT DIES BEFORE INCOME PAYMENTS BEGIN?

     If the Annuitant dies before Income Payments begin, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the policy's value or

        (b) the total of all purchase payments made, less any partial withdrawals, surrender charges, and premium amounts paid for riders.

     However, if you are the Annuitant and your spouse is the Beneficiary and Contingent Annuitant, see Questions & Answers 13 & 14. (Also see "Death Before Retirement Date" and "Federal Tax Matters")

     13. WHAT HAPPENS IF I DIE BEFORE INCOME PAYMENTS BEGIN?

     In the event you die before Income Payment begins, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the policy's value or

        (b) the total of all purchase payments made, less any partial withdrawals, surrender charges, and premium amounts paid for riders.

     If you are not the Annuitant but your spouse is the Beneficiary, or if your spouse or the Annuitant's spouse is the Beneficiary and Contingent Annuitant, we can pay the proceeds to the surviving spouse on your death prior to the date Income Payments are scheduled to begin. The surviving spouse can also choose to continue as the new policy owner. (See "Death Before Retirement Date" and "Federal Tax Matters")

     14. WHAT IS A CONTINGENT ANNUITANT?

     Previously, in the application for a Non-Qualified Policy, you could name a Contingent Annuitant. The Contingent Annuitant, who generally must be the spouse of the Annuitant, is the person who becomes the new Annuitant at the death of the Annuitant if (a) Income Payments have not begun and (b) you are still living. Currently, the policies do not provide for the naming of Contingent Annuitants.

     15. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Accounts. (See "Voting Rights")

     16. HOW IS THE PAST INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS CALCULATED?

     We may advertise yields and total returns for the Investment Divisions. In addition, we may advertise the effective yield of the MainStay VP Cash Management Investment Divisions. We base these figures on historical information for various periods of time measured from the date the Investment Division commenced operations. They are not intended to indicate future performance.

     YIELDS. The yield of the MainStay VP Cash Management Investment Divisions refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. We calculate the yield by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. We calculate the effective yield similarly but, when annualized, we assume the income earned by an investment in the MainStay VP cash management Investment Division is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a MainStay VP Bond-Initial Class Investment Division refers to the annualized income generated by an investment in the MainStay VP Bond-Initial Class Investment Division over a specified thirty-day period. We calculate the yield by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment.

     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. For additional information regarding the yield calculations, please refer to the Statement of Additional Information.

     TOTAL RETURN CALCULATIONS. The total return of a MainStay VP Bond-Initial Class or MainStay VP Common Stock-Initial Class Investment Division refers to return quotations assuming an investment has been held in the MainStay VP Bond-Initial Class or MainStay VP Common Stock-Initial Class Investment Division for various periods of time including, but not limited to, one year, five years, ten years and a period measured from the date the Investment Division commenced operations. The total return quotations will represent the average annual compounded rates of return, assuming an initial investment of $1,000 is surrendered at the end of the periods shown. The figures will reflect all Separate Account and Fund annual expenses.

     We may from time to time also calculate average annual total return and cumulative total return for the Investment Divisions that does not reflect the deduction of any surrender charges. We may from time to time also calculate yields, standard total returns, and non-standard total returns for the Portfolios of the MainStay VP Series Fund, but only if the performance data for the Portfolios is accompanied by comparable data for the corresponding Investment Division in equal prominence.

     We will show non-standard performance data only if the standard performance data for the same period, as well as for the required periods, are also shown. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     17. HOW DO I CONTACT NYLIAC?

     For general inquiries and written requests, you can contact your agent or the Service Center that services your policy. The Service Center for your policy is listed on your quarterly or confirmation statements. Policy information is also available through the Virtual Service Center (VSC) on the Internet via www.newyorklife.com/vsc or the Interactive Voice Response system using the toll-free number listed for each applicable Service Center.

     SERVICE CENTER                     ADDRESS                PHONE NUMBER
     --------------                     -------                ------------
Cleveland Service Center   Regular Mail                       (800) 695-9873
                           New York Life
                           Cleveland Service Center
                           PO Box 6916
                           Cleveland, OH 44101-1916
                           Attn: Annuity Service Team
                           Overnight Mail
                           New York Life
                           Cleveland Service Center
                           14600 Detroit Avenue, Suite 1000
                           Lakewood, OH 44107
                           Attn: Annuity Service Team

Dallas Service Center      Regular Mail                       (800) 695-1314
                           New York Life
                           Dallas Service Center
                           PO Box 539
                           Dallas, TX 75221-0539
                           Attn: Annuity Service Team
                           Overnight Mail
                           New York Life
                           Dallas Service Center
                           Two Energy Square
                           4849 Greenville Avenue, Suite 700
                           Dallas, TX 75206
                           Attn: Annuity Service Team

Faxed requests are not acceptable and will not be honored at any time.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2003 and 2002 and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2003 (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2003 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of independent accountants) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, N.Y. 10036.

                        CONDENSED FINANCIAL INFORMATION

NYLIAC MFA SEPARATE ACCOUNT I

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1 except where indicated.

                                                               JANUARY 1, 1993 TO DECEMBER 31, 1993
                                               ---------------------------------------------------------------------
                                                    MAINSTAY VP
                                               COMMON STOCK-INITIAL         MAINSTAY VP             MAINSTAY VP
                                                       CLASS            BOND-INITIAL CLASS        CASH MANAGEMENT
                                               INVESTMENT DIVISIONS    INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------   ---------------------   ---------------------
                                                SINGLE     FLEXIBLE     SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                               POLICIES    POLICIES    POLICIES    POLICIES    POLICIES    POLICIES
                                               ---------   ---------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/93.........     $22.90      $21.90      $23.19      $22.17      $17.07      $16.32
Accumulation Unit value as of 12/31/93.......     $25.73      $24.48      $25.51      $24.26      $17.36      $16.51
Number of units outstanding as of 12/31/93...  2,913,244   5,373,561   2,166,420   3,200,206     684,440     828,045

                                                                  JANUARY 1, 1994 TO DECEMBER 31, 1994
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/94.........      $25.73         $24.48        $25.51      $24.26      $17.36      $16.51
Accumulation Unit value as of 12/31/94.......      $25.72         $24.34        $24.34      $23.03      $17.81      $16.85
Number of units outstanding as of 12/31/94...   2,852,828      5,351,888     1,851,148   2,989,443     489,793     691,078
                                                                  JANUARY 1, 1995 TO DECEMBER 31, 1995
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/95.........      $25.72         $24.34        $24.34      $23.03      $17.81      $16.85
Accumulation Unit value as of 12/31/95.......      $32.81         $30.90        $28.44      $26.78      $18.57      $17.48
Number of units outstanding as of 12/31/95...   2,674,820      5,051,929     1,570,132   2,773,811     443,723     637,190
                                                                  JANUARY 1, 1996 TO DECEMBER 31, 1996
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/96.........      $32.81         $30.90        $28.44      $26.78      $18.57      $17.48
Accumulation Unit value as of 12/31/96.......      $40.34         $37.80        $28.66      $26.85      $19.26      $18.05
Number of units outstanding as of 12/31/96...   2,485,512      4,660,979     1,292,105   2,419,661     350,349     512,967
                                                                  JANUARY 1, 1997 TO DECEMBER 31, 1997
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/97.........      $40.34         $37.80        $28.66      $26.85      $19.26      $18.05
Accumulation Unit value as of 12/31/97.......      $50.50         $47.08        $31.03      $28.93      $20.02      $18.66
Number of units outstanding as of 12/31/97...   2,249,437      4,165,714     1,089,905   2,006,615     265,537     405,438

                                                                  JANUARY 1, 1998 TO DECEMBER 31, 1998
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/98.........      $50.50         $47.08        $31.03      $28.93      $20.02      $18.66
Accumulation Unit value as of 12/31/98.......      $63.13         $58.57        $33.44      $31.02      $20.80      $19.29
Number of units outstanding as of 12/31/98...   1,933,808      3,643,423       931,798   1,700,099     211,707     345,170
                                                                  JANUARY 1, 1999 TO DECEMBER 31, 1999
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/99.........      $63.13         $58.57        $33.44      $31.02      $20.80      $19.29
Accumulation Unit value as of 12/31/99.......      $81.03         $74.80        $32.52      $30.02      $21.53      $19.88
Number of units outstanding as of 12/31/99...   1,554,678      3,171,283       836,092   1,454,071     161,853     299,215
                                                                  JANUARY 1, 2000 TO DECEMBER 31, 2000
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/00.........      $81.03         $74.80        $32.52      $30.02      $21.53      $19.88
Accumulation Unit value as of 12/31/00.......      $77.35         $71.05        $35.27      $32.39      $22.56      $20.72
Number of units outstanding as of 12/31/00...   1,294,019      2,781,175       531,177   1,171,922     126,196     236,010
                                                                  JANUARY 1, 2001 TO DECEMBER 31, 2001
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/01.........      $77.35         $71.05        $35.27      $32.39      $22.56      $20.72
Accumulation Unit value as of 12/31/01.......      $63.34         $57.88        $38.06      $34.78      $23.13      $21.14
Number of units outstanding as of 12/31/01...       1,070          2,502           478       1,082         119         209
                                                                  JANUARY 1, 2002 TO DECEMBER 31, 2002
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/02.........      $63.34         $57.88        $38.06      $34.78      $23.13      $21.14
Accumulation Unit value as of 12/31/02.......      $47.38         $43.08        $41.15      $37.42      $23.15      $21.06
Number of units outstanding as of 12/31/02...         886          2,252           420       1,006          99         196
                                                                  JANUARY 1, 2003 TO DECEMBER 31, 2003
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/03.........      $47.38         $43.08        $41.15      $37.42      $23.15      $21.06
Accumulation Unit value as of 12/31/03.......      $59.13         $53.50        $42.48      $38.43      $23.02      $20.83
Number of units outstanding as of 12/31/03...         782          2,090           372         940          84         177

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants. Values and Units shown are for full year periods, except where indicated.

NYLIAC MFA SEPARATE ACCOUNT II

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1 except where indicated.

                                                                  JANUARY 1, 1993 TO DECEMBER 31, 1993
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                 SINGLE        FLEXIBLE       SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                PREMIUM        PREMIUM        PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                POLICIES       POLICIES      POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/93.........      $22.90         $21.90        $23.28      $22.20      $17.07      $16.32
Accumulation Unit value as of 12/31/93.......      $25.73         $24.48        $25.60      $24.30      $17.36      $16.51
Number of units outstanding as of 12/31/93...   3,212,290        451,814     3,085,495     329,502     696,844      89,155
                                                                  JANUARY 1, 1994 TO DECEMBER 31, 1994
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                 SINGLE        FLEXIBLE       SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                PREMIUM        PREMIUM        PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                POLICIES       POLICIES      POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/94.........      $25.73         $24.48        $25.60      $24.30      $17.36      $16.51
Accumulation Unit value as of 12/31/94.......      $25.72         $24.34        $24.43      $23.07      $17.81      $16.85
Number of units outstanding as of 12/31/94...   3,185,075        443,527     2,533,048     302,955     603,513      76,118
                                                                  JANUARY 1, 1995 TO DECEMBER 31, 1995
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                 SINGLE        FLEXIBLE       SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                PREMIUM        PREMIUM        PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                POLICIES       POLICIES      POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/95.........      $25.72         $24.34        $24.43      $23.07      $17.81      $16.85
Accumulation Unit value as of 12/31/95.......      $32.81         $30.90        $28.54      $26.82      $18.57      $17.48
Number of units outstanding as of 12/31/95...   2,964,118        428,464     2,176,703     276,158     638,761      66,541
                                                                  JANUARY 1, 1996 TO DECEMBER 31, 1996
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                 SINGLE        FLEXIBLE       SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                PREMIUM        PREMIUM        PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                POLICIES       POLICIES      POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/96.........      $32.81         $30.90        $28.54      $26.82      $18.57      $17.48
Accumulation Unit value as of 12/31/96.......      $40.34         $37.80        $28.76      $26.89      $19.26      $18.05
Number of units outstanding as of 12/31/96...   2,844,305        395,139     1,809,261     237,839     392,968      52,058

                                                                  JANUARY 1, 1997 TO DECEMBER 31, 1997
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/97.........      $40.34         $37.80        $28.76      $26.89      $19.26      $18.05
Accumulation Unit value as of 12/31/97.......      $50.50         $47.08        $31.15      $28.98      $20.02      $18.66
Number of units outstanding as of 12/31/97...   2,637,755        367,664     1,514,468     202,918     340,280      40,605

                                                                  JANUARY 1, 1998 TO DECEMBER 31, 1998
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/98.........      $50.50         $47.08        $31.15      $28.98      $20.02      $18.66
Accumulation Unit value as of 12/31/98.......      $63.13         $58.57        $33.57      $31.07      $20.80      $19.29
Number of units outstanding as of 12/31/98...   2,355,547        327,219     1,321,028     177,293     305,721      44,207

                                                                  JANUARY 1, 1999 TO DECEMBER 31, 1999
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/99.........      $63.13         $58.57        $33.57      $31.07      $20.80      $19.29
Accumulation Unit value as of 12/31/99.......      $81.03         $74.80        $32.64      $30.06      $21.53      $19.88
Number of units outstanding as of 12/31/99...   1,830,706        296,444     1,455,897     159,628     264,020      41,813
                                                                  JANUARY 1, 2000 TO DECEMBER 31, 2000
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/00.........      $81.03         $74.80        $32.52      $30.02      $21.53      $19.88
Accumulation Unit value as of 12/31/00.......      $77.35         $71.05        $35.27      $32.39      $22.56      $20.72
Number of units outstanding as of 12/31/00...   1,628,390        272,995       883,537     129,961     215,775      26,289
                                                                  JANUARY 1, 2001 TO DECEMBER 31, 2001
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/01.........      $77.35         $71.05        $35.40      $32.44      $22.56      $20.72
Accumulation Unit value as of 12/31/01.......      $63.34         $57.88        $38.20      $34.84      $23.13      $21.14
Number of units outstanding as of 12/31/01...       1,324            256           803         115         179          23
                                                                  JANUARY 1, 2002 TO DECEMBER 31, 2002
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/02.........      $63.34         $57.88        $38.20      $34.84      $23.13      $21.14
Accumulation Unit value as of 12/31/02.......      $47.38         $43.08        $41.31      $37.48      $23.15      $21.06
Number of units outstanding as of 12/31/02...       1,100            239           728         106         135          28
                                                                  JANUARY 1, 2003 TO DECEMBER 31, 2003
                                               ---------------------------------------------------------------------------
                                                       MAINSTAY VP                MAINSTAY VP             MAINSTAY VP
                                               COMMON STOCK-INITIAL CLASS     BOND-INITIAL CLASS        CASH MANAGEMENT
                                                  INVESTMENT DIVISIONS       INVESTMENT DIVISIONS    INVESTMENT DIVISIONS
                                               ---------------------------   ---------------------   ---------------------
                                                  SINGLE        FLEXIBLE      SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                 PREMIUM        PREMIUM       PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                 POLICIES       POLICIES     POLICIES    POLICIES    POLICIES    POLICIES
                                               ------------   ------------   ---------   ---------   ---------   ---------
Accumulation Unit value as of 1/1/03.........      $47.38         $43.08        $41.31      $37.48      $23.15      $21.06
Accumulation Unit value as of 12/31/03.......      $59.13         $53.50        $42.64      $38.49      $23.02      $20.83
Number of units outstanding as of 12/31/03...         992            224           653          99         103          17

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                           AND THE SEPARATE ACCOUNTS

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $52.1 billion at the end of 2003. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC to the extent necessary to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNTS

     Each of the Separate Accounts was established in May 1983, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of each Separate Account is credited to or charged against the assets of that Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

     Each of the Separate Accounts consists of three Investment Divisions for flexible premium policies and three for single premium policies. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the Fund. The Eligible Portfolios are the MainStay VP Common Stock-Initial Class Portfolio, the MainStay VP Bond-Initial Class Portfolio and the MainStay VP Cash Management Portfolio.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Fund's shares are also available to certain separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding". Although we do not anticipate any inherent difficulties arising from mixed funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interest of owners of various contracts participating in the Fund might at some time be in conflict. The Board of Directors of the Fund, the Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Fund for mixed funding. For more information about the risks of mixed funding, please refer to the Fund prospectus.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. The amounts we receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios, along with their investment advisers, are listed in the following table:


            FUND                     INVESTMENT ADVISERS                  ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.     New York Life Investment            MainStay VP Cash Management
                                       Management LLC
MainStay VP Series Fund, Inc.     New York Life Investment      MainStay VP Common Stock-Initial Class;
                                       Management LLC                MainStay VP Bond-Initial Class

     Please refer to the attached prospectus of the Fund for a complete description of the Fund, the investment advisers, and the Portfolios. You should read the Fund prospectus before any decision is made concerning the allocation of purchase payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of the Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or, if we believe, investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by law, substitutions of shares attributable to your interest in an Investment Division will not be made until you have been notified of the change. This does not prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish additional Investment Divisions for each of the Separate Accounts. Each additional Investment Division will purchase shares in a new portfolio of the Fund or in another mutual fund. We may establish new Investment Divisions, in our sole discretion, due to marketing, tax, investment or other conditions. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if, in our sole discretion, marketing, tax, investment or other conditions so warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, make such changes in the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     All dividends and capital gain distributions from Eligible Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     PURPOSE OF POLICIES

     The policies are variable. This means that to the extent amounts under the policies are allocated to the Investment Divisions, the policy's value will fluctuate based on the performance of the Investment Divisions you select. NYLIAC does not guarantee the performance of the Separate Accounts or of the Fund, and you bear the entire investment risk with respect to amounts allocated to the Investment Divisions. We provide no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts you allocate to the Investment Divisions are subject to the risks inherent in the securities markets and, specifically, to price fluctuations of the shares of the Fund.

     We designed the policies described in this prospectus primarily to establish retirement benefits for two types of purchasers.

     The first type of purchaser is one, other than those described below, who purchases a policy to provide supplemental retirement income. Policies purchased by these individuals are referred to as "Non-Qualified Policies."

     The second type of purchaser is one who is eligible to participate in, and purchases a policy for use with, any one of the following:

        (1) pension, profit sharing, or annuity plans qualified under Section 401 of the Internal Revenue Code (the Code):

        (2) annuity purchase plans adopted by certain private tax-exempt organizations and certain state-supported educational institutions under certain circumstances under Section 403(b) of the Code;

        (3) individual retirement annuities (IRAs) meeting the requirements of
            Section 408(b) or 408(k) of the Code; or

        (4) deferred compensation plans with respect to service for state and local governments (and certain other entities) under Section 457 of the Code.

     We refer to policies purchased by these individuals for use with these plans as "Qualified Policies." (See "Federal Tax Matters")

     PURCHASE PAYMENTS

     For single premium policies, you can make up to four additional purchase payments in any Policy Year. Each additional purchase payment must be at least $2,000.

     For flexible premium policies, you can make purchase payments of at least $40 each at any time by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from bank checking accounts and employee payroll deductions. Although you plan a schedule of purchase payments for Non-Qualified flexible premium policies, you can make purchase payments at any time before the date Income Payments are scheduled to begin and while the Annuitant and the policy owner are living. You can increase or decrease your purchase payments at any time as long as the total amount of purchase payments for any Policy Year (excluding any amounts for riders) are not more than the greater of (a) twice the purchase payments scheduled to be paid in the first Policy Year or (b) $7,500. However, you may not schedule total purchase payments for the first Policy Year that exceed $4,999.

     For Qualified Policies, the purchase payments made in any Policy Year may not be more than the amount permitted by the plan or by law for the plan as indicated in the application for the policy. We reserve the right to limit the dollar amount of any purchase payment.

     If we do not receive purchase payments under a flexible premium policy for a period of two Policy Years, and both (a) the total purchase payments made, less any partial withdrawals and any surrender charges, and (b) the policy's value, are less than $2,000, then we may, in our sole discretion, subject to any applicable state insurance law or regulation, cancel the policy. If we terminate your policy, we will pay you the policy's value in one lump sum. (See "Cancellations")

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     TOTAL DISABILITY BENEFIT RIDER

     If you applied for and have a Total Disability Benefit Rider included in, and in force under, your flexible premium policy, we will credit a benefit amount as a purchase payment for your policy when you provide proof to us that the Annuitant has been totally disabled for at least 6 consecutive months. We will not credit benefit amounts to the policy after Income Payments begin or, if earlier, after the Policy Anniversary on which the Annuitant is age 65. Currently, we are not offering this rider and the information here and in the Statement of Additional Information relates only to existing riders.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the same Separate Account or to the Fixed Account, without charge at least 30 days before Income Payments are scheduled to begin. The minimum amount that may be transferred from one Investment Division to another Investment Division, or to the Fixed Account, is the lesser of:

          (i) $1,000 for single premium policies or $500 for flexible premium policies or

          (ii) the total value of the Accumulation Units in the Investment Division.

     The remaining Accumulation Units in the Investment Division must have a value of at least $100. If the value of the remaining Accumulation Units in an Investment Division would be less than $100 after you make a transfer, we will transfer the entire value unless we determine otherwise. We reserve the right to limit the number of transfers to no more than four in any one Policy Year. Transfers into the Fixed Account may be subject to restrictions.

     Depending on state requirements, you may also make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "The Fixed Account")

     Transfer requests must be in writing on a form we provide. We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "Delay of Payments".) Faxed requests are not acceptable and will not be honored at anytime.

     (a) Limits on Transfers


                              LIMITS ON TRANSFERS



     POTENTIALLY HARMFUL TRANSFERS -- This policy is not intended as a vehicle for market timing. Currently, we require that all transfer requests must be submitted in writing through the U.S. mail or an overnight courier and we limit the number of transfers to no more than four in any one policy year. These requirements are designed to limit potentially harmful transfers.



     WE MAY CHANGE THESE LIMITATIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.



     We apply our limits on transfers procedures to all owners of this policy without exception.



     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectus for more details on the Fund portfolios' ability to refuse or restrict purchases or redemptions of their shares.



     RISKS ASSOCIATED WITH POTENTIALLY HARMFUL TRANSFERS -- The procedures described herein are designed to limit potentially harmful transfers. However, we cannot guarantee that these procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.



     - We do not currently impose redemption fees on transfers or expressly limit the size of transfers in a given period. Redemption fees, transfer size limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.



     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.



     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectus for the underlying Fund portfolios, in effect at the time of any trade, describes any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.



       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen.



     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:



      (1) an adverse effect on portfolio management, such as:



        a) impeding a portfolio manager's ability to sustain an investment objective;



        b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or



        c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.



      (2) increased administrative and Fund brokerage expenses.



      (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").


     ACCUMULATION PERIOD

     (a) Crediting of purchase payments

     You can allocate a portion of each purchase payment to one or more Allocation Alternatives in whole number percentages, except in New York where the MainStay VP Common Stock-Initial Class Investment Division is not available for Non-Qualified Policies. The minimum amount that you may allocate to any one Allocation Alternative is $1,000 for a single premium policy and $10 for a flexible premium policy.

     We credit that portion of each purchase payment you allocate to an Investment Division to the policy in the form of Accumulation Units. We determine the number of Accumulation Units credited to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the Business Day we receive the purchase payment. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units credited to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest credited thereto.)

     (b) Valuation of Accumulation Units

     We expect the value of Accumulation Units to increase or decrease from one day to the next. The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges (and any charges or credits for taxes). The Statement of Additional Information contains a detailed description of how the Accumulation Units are valued.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to the Service Center that services your policy. (See Question 17) Faxed requests are not acceptable and will not be honored at anytime.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from purchase payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, we deduct surrender charges from the remaining value of the Allocation Alternatives from which the partial withdrawals are made. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, we deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     For single premium policies, we keep track of each purchase payment and assess a charge based on the length of time such payment is in your policy before it is withdrawn. You may make up to four additional purchase payments each Policy Year on a single premium policy. The surrender charge is 7% of the amount withdrawn or surrendered during the first Policy Year that a purchase payment is in your policy. The surrender charge declines 1% for each additional Policy Year that a purchase payment is in your policy, as shown in the following chart:

              POLICY YEAR OF PURCHASE PAYMENT                 SURRENDER CHARGE
              -------------------------------                 ----------------
1...........................................................         7%
2...........................................................         6%
3...........................................................         5%
4...........................................................         4%
5...........................................................         3%
6...........................................................         2%
7...........................................................         1%
8 and later.................................................         0%

     Under a single premium policy, for purposes of calculating the surrender charge, we treat withdrawals as coming from the value attributable to the oldest purchase payment first (on a first-in, first-out basis). Therefore, surrender charges may apply to any earnings on those purchase payments.

     For flexible premium policies, the surrender charge is 7% of the amount withdrawn or surrendered during the first four Policy Years. The surrender charge then declines 1% for each Policy Year until the tenth Policy Year so that there is no charge after the tenth Policy Year, as shown in the following chart:

                        POLICY YEAR                           SURRENDER CHARGE
                        -----------                           ----------------
1-4.........................................................         7%
  5.........................................................         6%
  6.........................................................         5%
  7.........................................................         4%
  8.........................................................         3%
  9.........................................................         2%
 10.........................................................         1%
 11 and later...............................................         0%

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) under a single premium policy, on amounts you withdraw in any one Policy Year which do not exceed 10% of the policy's value at the beginning of that Policy Year (the amount that may be withdrawn under this exception may be limited by prior transfers from the Fixed Account to the Investment Division) (See "The Fixed Account");

          (b) when you make a withdrawal or surrender of at least $2,000 and the entire amount is applied under certain Income Payment options in the policy (however, if within seven years after the Policy Date, in the case of single premium policies, or ten years after the Policy Date, in the case of flexible premium policies, any unpaid amount applied under such Income Payment option is withdrawn, a surrender charge will be applied to the amount withdrawn) (See "Income Payments");

          (c) if NYLIAC cancels the policy;

          (d) when we pay proceeds upon the death of the policy owner or the Annuitant; and

          (e) if the aggregate surrender charges under a policy will exceed 8.5% of the total purchase payments.

In addition, we will not assess a surrender charge to withdrawals from the Fixed Account in situations described under "The Fixed Account".

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the date Income Payments are scheduled to begin, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the applicable Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the date Income Payments are scheduled to begin for flexible premium policies, we impose an administration fee to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to ..50% of the average daily net asset value of the applicable Separate Account. This charge is intended to offset the additional administrative service expenses of flexible premium policies, including: (i) processing changes in future purchase payment allocations, (ii) providing purchase payment histories and the appropriate unit valuations associated with those purchase payments and (iii) providing policy owners with the more extensive annual notices and other notices required for many flexible premium policies. Larger flexible premium policies may bear a portion of the cost of administering smaller flexible premium policies because the charge deducted for administrative expenses is a percentage of net asset value.

     (c) Policy Service Charge

     For flexible premium policies, we deduct an annual policy service charge each Policy Year on the Policy Anniversary if on that date the policy's value is less than $10,000. This charge is the lesser of $30 or 1% of the policy's value at the end of the Policy Year or on the date of surrender, whichever is applicable. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the policy's value on the Policy Anniversary. This charge covers the costs for providing services under the policy such as collecting, processing and confirming purchase payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets of the Separate Accounts will indirectly reflect the Fund's total fees and expenses. The Fund's total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the Fund's prospectus and/or Statement of Additional Information.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a purchase payment is received, (ii) when a surrender or cancellation occurs, or (iii) when Income Payments begin. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Accounts. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the policy's value, at any time before Income Payments begin and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the policy's value on the Business Day on which we receive the surrender or withdrawal request (except in the case of periodic partial withdrawals, for which the amount available for withdrawal is the policy's value on the established periodic partial withdrawal request date) less any surrender charges, any applicable policy fee and any premium taxes required by law to be deducted. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law) in connection with a withdrawal request or of the periodic partial withdrawal request date, subject to postponement in certain circumstances. (See "Delay of Payments")

     Since you assume the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total purchase payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General")

     (a) Surrenders

     We will deduct a surrender charge and any premium tax required by law, if applicable, from the amount paid. We will pay the proceeds to you in a lump sum unless you elect a different Income Payment method. (See "Income Payments".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $100. The amount will be withdrawn from the Allocation Alternatives in accordance with your request.

     If a requested partial withdrawal is greater than the value in the Allocation Alternative from which you make the withdrawal, we will pay the entire value of that Allocation Alternative, less any surrender charge that may apply. You must tell us how to allocate a partial withdrawal among the Allocation Alternatives.

     (c) Periodic Partial Withdrawals

     You may arrange for periodic partial withdrawals on a monthly, quarterly or semi-annual basis. The surrender charge, 10% penalty tax and provisions applicable to partial withdrawals apply to periodic partial withdrawals. (See "Charges and Deductions")

     Our confirmation notice will indicate when a withdrawal has resulted in the near or actual exhaustion of money in one or more of the Allocation Alternatives. In that connection, when a periodic partial withdrawal amount exceeds the amount remaining in one or more of the Allocation Alternatives and there is no indication of an alternate Allocation Alternative, we will send out a check for less than the scheduled amount and will cease future payments until we receive new instructions designating new Allocation Alternatives from which we can make the withdrawal.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "hardship withdrawals." The surrender charge, 10% penalty tax and provisions applicable to partial withdrawals apply to hardship withdrawals. For single premium policies, the surrender charge will only be applied to any amounts withdrawn in any Policy Year which, when added to all other withdrawals which were not subject to a surrender charge in that Policy Year, exceed 10% of the policy's value.

     CANCELLATIONS

     If we do not receive any purchase payments under a flexible premium policy for a period of two Policy Years, and both (a) the total purchase payments made, less any partial withdrawals and any surrender charges, and (b) the policy's value, are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation.

     Similarly, NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel single premium policies that have a policy value of less than $2,000. We may pay the policy's value to you in one lump sum.

     We will notify you in your annual report of our intention to exercise these rights on the 90th day following that Policy Anniversary, unless an additional purchase payment is received before the end of that 90-day period. If such a cancellation occurs, we will pay you the policy's value in one lump sum.

     RETIREMENT DATE

     The Retirement Date is the day that Income Payments are scheduled to begin unless you surrender the policy or we pay an amount as proceeds to the designated Beneficiary prior to that date. You specify the Retirement Date. You may defer the Retirement Date to any Policy Anniversary before the Annuitant will be age 75 or to a later date agreed to by NYLIAC, provided that we receive written notice of the request at least one month before the last selected Retirement Date. The Retirement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE RETIREMENT DATE

     If the Annuitant (which, for Non-Qualified Policies, includes any named Contingent Annuitant who is alive at the death of the Primary Annuitant before the Retirement Date) dies prior to the Retirement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

          (a) the sum of all purchase payments, less any partial withdrawals and surrender charges made before notification of death, and less premium amounts for any riders; or

          (b) the policy's value.

     This formula guarantees that the amount paid will at least equal the sum of all purchase payments (less any partial withdrawals and surrender charges on such partial withdrawals and premium amounts for riders). The Beneficiary may receive the amount payable in a lump sum or under one of the Income Payment options.

     If the policy owner of a policy issued after January 18, 1985 dies before the Retirement Date, the policy will no longer be in force and we will pay as proceeds to the Beneficiary an amount which is the greater of "(a)" or "(b)" as they are described above. Payment will be made in a lump sum to the Beneficiary unless the policy owner has elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, all or part of these proceeds will be:

          (i) applied under options 1A or 1B. (See "Income Payments") However, we will pay any unpaid amount remaining under options 1A or 1B at the end of the five-year period following the policy owner's death in one lump sum to the Beneficiary; or

          (ii) used to purchase an immediate annuity for the Beneficiary who will be the policy owner and Annuitant. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death.

     We determine the value of the proceeds at the end of the Business Day during which death occurs.

     For policies issued after January 18, 1985, if (a) the policy owner and the Annuitant are not the same person and the policy owner's spouse is the Beneficiary, or (b) the policy owner and the Annuitant are the same individual and the policy owner's spouse is the Beneficiary and the Contingent Annuitant, we will pay the proceeds to the surviving spouse if the policy owner dies before the Retirement Date or the surviving spouse can continue the policy as the new policy owner. Generally, we will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and we will pay benefits under the policy upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General")

     If the Annuitant and Joint Annuitant, if any, die after the Retirement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     You may select Income Payments that are either variable, fixed or a combination of both. At any time before the Retirement Date, you may change the Income Payment option or request any other method of payment we agree to. If an Income Payment option is chosen which depends on the continuation of the life of the Annuitant or of a Joint Annuitant, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant or of a Joint Annuitant will affect the amount of each payment. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

     In the event that an Income Payment option is not selected, we will make monthly Income Payments which will go on for as long as the Annuitant lives (10 years guaranteed even if the Annuitant dies sooner) in accordance with Income Payment option 3A and the "Annuity Benefit" section of the policy.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total purchase payments if the Annuitant dies before the actuarially predicted date of death.

     For Income Payment options not involving life contingencies (options 1A, 1B, 2A, 2B or 2A-V below), NYLIAC bears no mortality risk notwithstanding the mortality risk charge collected by NYLIAC. (See "Other Charges")

     (b) Fixed Income Payments

     You (or the Beneficiary upon your death or the death of the Annuitant prior to the Retirement Date) may choose to have Income Payments made under any of the Fixed Income Payment options described below:

          1A. Interest Accumulation. NYLIAC credits interest (at least 3.5% per year) on the money remaining under this Income Payment option. You can withdraw this amount at any time in sums of $100 or more. We pay interest to the date of withdrawal on sums withdrawn.

          1B. Interest Payment. NYLIAC pays interest once each month (at an effective rate of at least 3% per year), every 3 months or 6 months, or once each year, as chosen, based on the money remaining under this Income Payment option.

          2A. Income for Elected Period. NYLIAC makes monthly Income Payments for the number of years elected. When asked, NYLIAC will state in writing what each Income Payment would be, if made every 3 months or 6 months, or once each year.

          2B. Income of Elected Amount. NYLIAC makes Income Payments of the elected amount monthly, every 3 months or 6 months, or once each year, as chosen, until all proceeds and interest have been paid. The total Income Payments made each year must be at least 5% of the proceeds placed under this Income Payment option. Each year NYLIAC credits interest of at least 3.5% on the money remaining under the Income Payment option.

          3A. Life Income-Guaranteed Period. NYLIAC makes an Income Payment each month during the lifetime of the payee. Income Payments do not change, and are guaranteed for 5, 10, 15, or 20 years, as chosen, even if the payee dies sooner.

          3B. Life Income-Guaranteed Total Amount. NYLIAC makes an Income Payment each month during the lifetime of the payee. Income Payments do not change, and are guaranteed until the total amount paid equals the amount placed under this Income Payment option, even if the payee dies sooner.

          3C. Life Income-Joint and Survivor. NYLIAC makes an Income Payment each month while one or both of the two payees are living. Income Payments do not change, and are guaranteed for 10 years, even if both payees die sooner.

     (c) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon your death or the death of the Annuitant prior to the Retirement Date) may choose to have Income Payments made under some other method of payment.

     A payee receiving payments under Income Payment options 1A, 1B, 2A, 2B or 2A-V may later elect (with NYLIAC's permission) to have any unpaid amount placed under another method of payment.

     If a payee dies on or after the Retirement Date, we will pay any unpaid policy proceeds under the method of payment being used as of the date of the payee's death. (For certain restrictions on methods of payment, see "Federal Tax Matters")

     (d) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled benefit payment date.

DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

          (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"), or the SEC declares that an emergency exists;

          (b) The SEC, by order, permits us to delay payment in order to protect our policyowners; or

          (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. We may delay payment of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     Before the date Income Payments are scheduled to begin and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. You may name one or more Beneficiaries. If prior to the date Income Payments are scheduled to begin, (a) the Annuitant dies before you and (b) no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate.

     However, if the policy owner who is not the Annuitant dies before Income Payments begin, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds pass to the policy owner's estate.

     RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw or surrender their interest in a variable annuity contract issued under the ORP only upon:

     (1) termination of employment in the Texas public institutions of higher education,

     (2) retirement, or

     (3) death.

     Accordingly, we will require a participant in the ORP (or the participant's estate if the participant has died) to obtain a certificate of termination from the employer before the policy is surrendered.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     An employee may not begin distributions attributable to salary reduction contributions, including the earnings on these contributions, made in years beginning after December 31, 1988 before the employee attains age of 59 1/2, separate from service, dies or becomes disabled. An employee also may not begin distributions attributable to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989 if the employee is under age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% penalty tax as a premature distribution.

     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account includes all of NYLIAC's assets except those assets allocated to the Separate Accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 4% to purchase payments or portions of purchase payments allocated or transferred to the Fixed Account. NYLIAC may, AT ITS SOLE DISCRETION, credit a higher rate of interest to the Fixed Account, or to amounts allocated or transferred to the Fixed Account.

     (b) Surrender Charges

     We may apply surrender charges to withdrawals from the Fixed Account. (See "Surrender Charges") In addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, we will not impose a surrender charge on any amount withdrawn from the Fixed Account if (a) on any Policy Anniversary the interest rate set for that amount falls more than three percentage points below the rate which was set for the immediately preceding Policy Year, and (b) you withdraw part or all of that amount allocated to the Fixed Account within 60 days after that Policy Anniversary. (For single premium policies, we make this determination independently for each additional purchase payment or portion of each additional purchase payment transferred to the Fixed Account on the anniversary of each such purchase payment; for flexible premium policies, we reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.)

     (c) Transfers to Investment Divisions

     Depending on state filing and review processes, we may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the date Income Payments are scheduled to begin, subject to the following conditions.

          1. You may transfer an amount from the Fixed Account to the Investment Divisions if, on any Policy Anniversary, the interest rate set for that amount falls more than three percentage points below the rate which was set for the immediately preceding Policy Year, and you make a transfer request within 60 days after that Policy Anniversary. There is no minimum transfer requirements under this condition.

          2. For single premium policies, during the first seven Policy Years following the purchase payment to which an amount to be transferred is attributed, you may transfer up to 10% of the policy's value at the beginning of the Policy Year Divisions. However, the amount you transfer will reduce, by an equivalent amount, the total amount that you may withdraw during that Policy Year from the policy's value under the first exception to the imposition of surrender charges described under "Exceptions to Surrender Charges". In addition, any amount you withdraw during a Policy Year under that first exception to the imposition of a surrender charge will limit subsequent amounts that you may transfer from the Fixed Account under this condition.

          3. For flexible premium policies, except as stated in (c)1 above, we do not permit transfers from the Fixed Account during the first ten Policy Years.

          4. For single premium policies, we permit transfers of at least the minimum amount after the first seven Policy Years following the purchase payment to which an amount to be transferred is attributed. For flexible premium policies, we permit transfers of at least the minimum amount after the first ten Policy Years. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $1,000 for single premium policies or $500 for flexible premium policies or (ii) the value of the Fixed Account attributed to that purchase payment for single premium policies or the total value of the Fixed Account for flexible premium policies. Additionally, for flexible premium policies, the remaining value in the Fixed Account must be at least $100. If, after a transfer, the remaining value in the Fixed Account would be less than $100, we may include that amount in the transfer.

     For both single and flexible premium policies, we reserve the right to limit the total number of transfers to no more than four in any one Policy Year. We also reserve the right to limit the dollar amount of any transfers. (See "Transfers")

     You must make transfer requests in writing on a form NYLIAC provides.

     (d) General Matters

     We may delay payments of any amount due from the Fixed Account. See the policy itself for details and a description of the Fixed Account.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors LLC ("NYLIFE Distributors"), 169 Lackawana Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 3.5% of purchase payments or such other special arrangements, which may provide for the payment of higher commissions to a broker-dealer in connection with sales of the policies. Purchasers of policies will be informed prior to purchase of any applicable special arrangement.

                                 VOTING RIGHTS

     The Fund is not required and typically does not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Not holding routine annual meetings will result in policy owners having a lesser role in governing the business of the Fund.

     To the extent required by law, the Eligible Portfolio shares held in the Separate Accounts will be voted by NYLIAC at special shareholder meetings of the Fund in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws is amended, or if its present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     The number of votes which are available to you will be calculated separately for each Investment Division. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     Prior to the date Income Payments are scheduled to begin, you hold a voting interest in each Investment Division to which you have money allocated. The number of votes which are available to you will be determined by dividing the policy's value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios.

     After the date Income Payments are scheduled to begin, the person receiving Variable Income Payments has the voting interest. The number of votes will be determined by dividing the reserve for such policy allocated to a MainStay VP Common Stock-Initial Class Investment Division by the net asset value per share of the MainStay VP Common Stock-Initial Class Portfolio. The votes attributable to a policy decrease as the reserves allocated to a MainStay VP Common Stock-Initial Class Investment Division decrease. In determining the number of votes, fractional shares will be recognized.

     The number of votes of the Eligible Portfolio which are available will be determined as of the date established by the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information ("SAI") is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for the SAI:

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Total Disability Benefit Rider............................    2
  Valuation of Accumulation/Units...........................    2
  Computation of Variable Income Payments...................    3
  Contingent Annuitant......................................    3
INVESTMENT PERFORMANCE CALCULATIONS.........................    4
  MainStay VP Cash Management Investment Division...........    4
  MainStay VP Bond-Initial Class Investment Division
     Yields.................................................    4
  MainStay VP Bond-Initial Class and MainStay VP Common
     Stock-Initial Class Standard Total Return
     Calculations...........................................    5
  Other Performance Data....................................    6
MAINSTAY VP SERIES FUND, INC. ..............................    6
ANNUITY PAYMENTS............................................    7
GENERAL MATTERS.............................................    7
FEDERAL TAX MATTERS.........................................    7
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    7
  Tax Status of the Policies................................    7
DISTRIBUTOR OF THE POLICIES.................................    8
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    8
STATE REGULATION............................................    8
RECORDS AND REPORTS.........................................    9
LEGAL PROCEEDINGS...........................................    9
FINANCIAL STATEMENTS........................................    9
OTHER INFORMATION...........................................    9
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

--------------------------------------------------------------------------------


To obtain a Facilitator SAI dated May 1, 2005, please call or send in this request form to the Service Center that services your policy.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                       State                       Zip

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements

         All required financial statements are to be filed by Amendment.

b.       Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(2)      Not applicable.
(3)(a) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.
(3)(b) Distribution Agreement between NYLIFE Distributors, Inc. and NYLIAC - Previously filed as Exhibit 3(b) to Post-Effective Amendment No. 5 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.
(3)(c) Form of Agreement among New York Life Insurance Company, NYLIFE Securities Inc., NYLIAC and its agent (and referenced Agent's Contract)
         - Previously filed as Exhibit (3)(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(c) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(3)(d) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.
(3)(e) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.
(3)(f)   Amendment dated September 27, 2002 to Stock Sale Agreement dated
         June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.
(4)(a) Specimen Qualified Flexible Premium Policy - Previously filed as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(4)(b)   Specimen Qualified Single Premium Policy - Previously filed as Exhibit
         (5)(b) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(5) Form of Application for a Policy - Previously filed as Exhibit (10) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit(6)(a) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.
(7)      Not applicable.
(8) Service Agreement between New York Life Insurance Company and NYLIAC (including Amendments) - Previously filed as Exhibit (8) to Registrant's Post-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.


(9)      Opinion and Consent of Thomas F. English, Esq. - To be filed by
         Amendment.
(10)(a)  Consent of PricewaterhouseCoopers LLP - To be filed by Amendment.


(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

           Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
           Richard M. Kernan, Jr., Director
           Robert D. Rock, Senior Vice President and Director
           Frederick J. Sievert, President and Director (Principal
           Executive Officer)
           Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I
         (File No. 333-39157), and incorporated herein by reference.
(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

           George J. Trapp, Director
           Frank M. Boccio, Director
           Phillip J. Hildebrand, Director
           Michael G. Gallo, Director
           Solomon Goldfinger, Director
           Howard I. Atkins, Director


(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(f) to Registrant's Post-Effective Amendment No. 21 to the registration statement on Form N-4 (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.


(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(10)(j) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account
         - I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(10)(k) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(10)(l) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.


(10)(m) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (10)(m) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 02-86083) filed 4/5/04 and incorporated herein by reference.






(10)(n) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

         Frank M. Boccio        Director
         Carmela Condon         Vice President and Controller (Principal
                                Accounting Officer)
         Michael G. Gallo       Director
         Solomon Goldfinger     Director and Chief Financial Officer
         Phillip J. Hildebrand  Director
         Theodore A. Mathas     Director
         John R. Meyer          Director
         Paul B. Morris         Director
         Anna F. Pollack        Director
         Robert D. Rock         Director
         Frederick J. Sievert   Director and President (Principal
                                Executive Officer)
         Michael E. Sproule     Director
         Seymour Sternberg      Director


(10)(o) Power of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC- Filed herewith.


(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File
         No. 33-53342), and incorporated herein by reference.

(14)     Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President
         Paul B. Morris                                 Director and Senior Vice President
         Anne F. Pollack                                Director and Senior Vice President
         Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Securities
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         David Harland                                  Deputy General Counsel
         Howard Anderson                                First Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         David Bangs                                    Vice President
         Patricia Barbari                               Vice President
         Joseph Bennett                                 Vice President
         Scott Berlin                                   Vice President and Actuary
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David W. Bott                                  Vice President
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         Minas C. Joannides, M.D.                       Vice President and Medical Director
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Jacqueline O' Leary                            Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Linda M. Reimer                                Vice President and Associate General Counsel
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Angelo J. Scialabba                            Vice President and Controller
         Gary W. Scofield                               Vice President
         Irwin Silber                                   Vice President and Actuary
         Georgene Sfraga Panza                          Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Michael A Watson                               Vice President and Deputy General Counsel
         Elane Williams                                 Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                     99.95%
              Operada FMA, S.A. de C.V.                                Mexico                        99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                   69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                     90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                     90%
    New York Life International Holdings Limited                       Mauritius                     75%
    New York Life Insurance (Philippines), Inc.                        Philippines                   75%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                    99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                    99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%


         (4) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of December 31, 2004, there were approximately 12,791 owners of Qualified Policies offered under NYLIAC MFA Separate Account-I.

ITEM 28. INDEMNIFICATION

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its

--------
counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Annuity Separate Account-IV
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account
         Eclipse Funds
         MainStay Funds
         MainStay VP Series Fund
         McMorgan Funds
         NYLIM Institutional Funds

         (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Jefferson C. Boyce                              Manager
     Michael G. Gallo                                Manager and Senior Vice President
     Phillip J. Hildebrand                           Manager
     Robert D. Rock                                  Manager and Senior Vice President
     Stephen C. Roussin                              Manager, Chairman and President
     Robert E. Brady                                 Manager and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookman                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     Linda M. Livornese                              Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary

     (c) Commissions and Other Compensation

         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC MFA Separate Account-I, hereby represents that the fees and charges deducted under the Facilitator Multi-Funded Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

         Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 9th day of February, 2005.


                                             NYLIAC MFA
                                             SEPARATE ACCOUNT-I
                                             (Registrant)


                                             By /s/ Edward P. Linder
                                                --------------------
                                                  Edward P. Linder
                                                  Vice President


                                             NEW YORK LIFE INSURANCE AND
                                             ANNUITY CORPORATION
                                             (Depositor)


                                             By /s/ Edward P. Linder
                                                --------------------
                                                  Edward P. Linder
                                                  Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


     Frank M. Boccio*               Director



     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director



     Theodore A. Mathas*            Director


     Paul B. Morris*                Director



     John R. Meyer*                 Director


     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba**          Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Seymour Sternberg*             Director



*By /s/ Edward P. Linder
    --------------------
     Edward P. Linder
     Attorney-in-Fact
     February 9, 2005


     *Pursuant to Powers of Attorney previously filed.
    **Pursuant to Power of Attorney filed herewith.

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------


(10(o)                Power of Attorney for Angelo J. Scialabba,
                      Vice President and Controller